Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company statement of income and comprehensive income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
EQUITY INCOME OF SUBSIDIARIES	$ 950,045	$ 2,020,552	$ 2,855,074
COSTS AND EXPENSES
General and Administrative expenses	167,749	377,758	187
Total costs and expenses	167,749	377,758	187
INCOME FROM OPERATION	782,296	1,642,794	2,854,887
INCOME BEFORE INCOME TAXES	782,296	1,642,794	2,854,887
PROVISION FOR INCOME TAXES
NET INCOME	782,296	1,642,794	2,854,887
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	752,828	(121,195)	(419,684)
COMPREHENSIVE INCOME	$ 1,535,124	$ 1,521,599	$ 2,435,203